Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 5,862		$ 4,501		$ 5,048
Non-interest income	27,222	[1]	24,467		25,283
Income	33,084		28,967		30,330
Credit loss (expense) / release	(694)		(78)		(118)
Total operating income	32,390		28,889	[2]	30,213	[2]
Total operating expenses	24,235		23,312		24,222
Operating profit / (loss) before tax	8,155		5,577		5,991
Tax expense / (benefit)	1,583		1,267		1,468
Net profit / (loss)	6,572		4,310		4,522
Additional information
Total assets	1,125,765		972,194	[3]	958,500	[3]	$ 938,799
Additions to non-current assets	2,847		5,297		1,975
Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	631
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	4,027		3,947		4,101
Non-interest income	13,107	[1]	12,426		12,700
Income	17,134		16,373		16,800
Credit loss (expense) / release	(88)		(20)		(15)
Total operating income	17,045		16,353		16,785
Total operating expenses	13,026		12,955		13,531
Operating profit / (loss) before tax	4,019		3,397		3,254
Additional information
Total assets	367,714		309,766	[3]	313,737	[3]
Additions to non-current assets	5		68		196
Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	60
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	2,049		1,992		2,049
Non-interest income	1,858	[1]	1,744		2,168
Income	3,908		3,736		4,217
Credit loss (expense) / release	(257)		(21)		(56)
Total operating income	3,651		3,715		4,161
Total operating expenses	2,392		2,274		2,365
Operating profit / (loss) before tax	1,259		1,441		1,796
Additional information
Total assets	231,657		209,405	[3]	200,703	[3]
Additions to non-current assets	12		10		23
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(17)		(25)		(29)
Non-interest income	2,993	[1]	1,962		1,881
Income	2,975		1,938		1,852
Credit loss (expense) / release	(2)		0		0
Total operating income	2,974		1,938		1,852
Total operating expenses	1,519		1,406		1,426
Operating profit / (loss) before tax	1,455		532		426
Additional information
Total assets	28,589		34,565	[3]	28,140	[3]
Additions to non-current assets	385		0		1
Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	571
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	284		(669)		(459)
Non-interest income	9,235	[1]	7,968		8,538
Income	9,519		7,299		8,079
Credit loss (expense) / release	(305)		(30)		(38)
Total operating income	9,214		7,269		8,041
Total operating expenses	6,732		6,485		6,554
Operating profit / (loss) before tax	2,482		784		1,486
Additional information
Total assets	369,683		315,855	[3]	302,253	[3]
Additions to non-current assets	150		1		89
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income	(481)		(744)		(613)
Non-interest income	30	[1]	367		(4)
Income	(452)		(378)		(617)
Credit loss (expense) / release	(42)		(7)		(8)
Total operating income	(494)		(385)		(626)
Total operating expenses	567		192		346
Operating profit / (loss) before tax	(1,060)		(577)		(971)
Additional information
Total assets	128,122		102,603	[3]	113,667	[3]
Additions to non-current assets	2,294		5,217		1,666
UBS AG
Disclosure Of Operating Segments [Line Items]
Net interest income	5,788		4,415		4,971
Non-interest income	27,686	[4]	24,970		25,788
Income	33,474		29,385		30,759
Credit loss (expense) / release	(695)		(78)		(117)
Total operating income	32,780		29,307	[2]	30,642	[2]
Total operating expenses	25,081		24,138		25,184
Operating profit / (loss) before tax	7,699		5,169		5,458
Tax expense / (benefit)	1,488		1,198		1,345
Net profit / (loss)	6,211		3,971		4,113
Additional information
Total assets	1,125,327		971,927	[3]	958,066	[3]	$ 939,539
Additions to non-current assets	2,524		5,014		1,757
UBS AG | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	631
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	4,027		3,947		4,101
Non-interest income	13,107	[4]	12,426		12,700
Income	17,134		16,373		16,801
Credit loss (expense) / release	(88)		(20)		(15)
Total operating income	17,046		16,353		16,786
Total operating expenses	13,080		13,018		13,574
Operating profit / (loss) before tax	3,965		3,335		3,212
Additional information
Total assets	367,714		309,766	[3]	313,737	[3]
Additions to non-current assets	5		68		196
UBS AG | Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	60
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	2,049		1,993		2,049
Non-interest income	1,859	[4]	1,745		2,169
Income	3,908		3,737		4,218
Credit loss (expense) / release	(257)		(21)		(56)
Total operating income	3,651		3,717		4,162
Total operating expenses	2,390		2,274		2,363
Operating profit / (loss) before tax	1,261		1,443		1,799
Additional information
Total assets	231,710		209,512	[3]	200,767	[3]
Additions to non-current assets	12		10		23
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(17)		(25)		(29)
Non-interest income	2,993	[4]	1,962		1,881
Income	2,975		1,938		1,852
Credit loss (expense) / release	(2)		0		0
Total operating income	2,974		1,938		1,852
Total operating expenses	1,520		1,407		1,427
Operating profit / (loss) before tax	1,454		531		425
Additional information
Total assets	28,266		34,565	[3]	28,140	[3]
Additions to non-current assets	385		0		1
UBS AG | Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries	571
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	284		(669)		(459)
Non-interest income	9,224	[4]	7,967		8,539
Income	9,508		7,298		8,080
Credit loss (expense) / release	(305)		(30)		(38)
Total operating income	9,203		7,268		8,042
Total operating expenses	6,762		6,515		6,600
Operating profit / (loss) before tax	2,441		753		1,442
Additional information
Total assets	369,778		316,058	[3]	302,434	[3]
Additions to non-current assets	150		1		89
UBS AG | Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income	(555)		(831)		(690)
Non-interest income	504	[4]	869		499
Income	(52)		38		(191)
Credit loss (expense) / release	(42)		(7)		(8)
Total operating income	(94)		31		(199)
Total operating expenses	1,329		925		1,220
Operating profit / (loss) before tax	(1,423)		(893)		(1,419)
Additional information
Total assets	127,858		102,028	[3]	112,988	[3]
Additions to non-current assets	$ 1,971		$ 4,935		$ 1,449

[1]
Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information

[2]
Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.

[3]	Information has been restated where applicable. Refer to Note 1b for more information.
[4]
Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information